General and Administrative Expenses	12 Months Ended
Dec. 31, 2023
General and Administrative Expenses [Abstract]
General and administrative expenses

Note 12 - General and administrative expenses:

The components of general and administrative expenses are as follows:

	For the Year Ended December 31,
	2023	2022
Salaries and related	$543,469	$509,800
Legal	206,925	131,922
Professional fees	149,126	52,536
Consulting	106,264	78,525
Rent and utilities	39,157	22,872
Insurance	23,119	-
Donations	16,235	-
Office expense	9,557	4,020
Royalties	6,438	-
Depreciation	670	670
Other	19,466	14,308
Total	$1,120,426	$814,653